Organization (Details)	Dec. 31, 2012 U.S. and Puerto Rico property Item	Dec. 31, 2012 U.S. and Puerto Rico Malls property	Dec. 31, 2012 U.S. and Puerto Rico Premium Outlets property	Dec. 31, 2012 U.S. and Puerto Rico Community/Lifestyle Centers property	Dec. 31, 2012 U.S. and Puerto Rico Other shopping centers or outlet centers property	Dec. 31, 2012 U.S. and Puerto Rico The Mills property	Dec. 31, 2012 Japan property	Dec. 31, 2011 Japan property	Dec. 31, 2012 Japan Premium Outlets property	Dec. 31, 2012 South Korea property	Dec. 31, 2011 South Korea property	Dec. 31, 2012 South Korea Premium Outlets property	Dec. 31, 2012 Mexico property	Dec. 31, 2011 Mexico property	Dec. 31, 2012 Mexico Premium Outlets property	Dec. 31, 2012 Malaysia property	Dec. 31, 2011 Malaysia property	Dec. 31, 2012 Malaysia Premium Outlets property	Dec. 31, 2012 Europe country	May 21, 2012 Europe	Dec. 31, 2012 Europe Shopping centers Minimum property
Owned, developed and managed retail properties:
Number of income-producing properties	317	160	63	68	13	13	8	8	8	2	2	2	1	1	1	1	1	1			260
Number of U.S. states containing property locations	38
Interest in income-producing properties, under joint venture arrangements (as a percent)																			28.90%	28.90%
Number of countries																			13